Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine Net Present Value of Reserves Long Lived Assets (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Exchange_Rate	Dec. 31, 2016 USD ($) Exchange_Rate	Dec. 31, 2015 Exchange_Rate	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Rate of U.S. dollar | Exchange_Rate		20.6640	17.2065
Pemex exploration and production [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Average crude oil price	$ 55.89	$ 60.24
Average gas price	4.92	4.69
Average condensates price	$ 38.33	$ 40.22
Discount rate	14.40%	14.36%
Refined Products [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Average crude oil price		$ 52.30
Processed volume					$ 1,100
Useful lives of the cash generating units		Average of 14 years
Rate of U.S. dollar | Exchange_Rate		20.6640
Discount rate		12.06%
Period		2018-2034
Gas [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume				$ 3,085	$ 3,085
Useful lives of the cash generating units	Average of 9 years	Average of 10 years
Rate of U.S. dollar | Exchange_Rate	19.7867	20.6640
Discount rate	10.24%	10.72%
Period	2018-2029	2018-2029
Petrochemicals [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	Average of 6 years		Average of 4 years
Rate of U.S. dollar | Exchange_Rate	19.7867		20.6640
Discount rate	9.71%		10.29%
Period	2016-2024		2016-2024
Refining [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Average crude oil price	$ 51.30
Processed volume				$ 767
Useful lives of the cash generating units	Average of 16 years
Rate of U.S. dollar | Exchange_Rate	19.7867
Discount rate	11.53%
Period	2018-2034